Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000009912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009912 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000009912 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000009912 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000009912 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[1]
C000009912 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000009912 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000009912 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009912 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009912 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009912 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009912 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009912 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009912 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000009914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009914 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000009914 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000009914 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000009914 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[2]
C000009914 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000009914 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000009914 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009914 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009914 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009914 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009914 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009914 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009914 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000155857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000155857 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000155857 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000155857 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000155857 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[3]
C000155857 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000155857 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000155857 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000155857 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000155857 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000155857 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155857 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000155857 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155857 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000040927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040927 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000040927 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000040927 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000040927 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[4]
C000040927 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000040927 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000040927 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000040927 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000040927 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000040927 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000040927 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040927 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000040927 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000040928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040928 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000040928 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000040928 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000040928 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[5]
C000040928 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000040928 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000040928 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000040928 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000040928 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000040928 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000040928 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040928 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000040928 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000040929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040929 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000040929 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000040929 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000040929 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[6]
C000040929 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000040929 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000040929 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000040929 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000040929 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000040929 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000040929 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040929 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000040929 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000200563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000200563 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000200563 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000200563 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000200563 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[7]
C000200563 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000200563 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000200563 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200563 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200563 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200563 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200563 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200563 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200563 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000009915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009915 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000009915 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000009915 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000009915 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[8]
C000009915 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000009915 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000009915 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009915 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009915 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009915 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009915 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009915 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009915 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000185693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185693 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000185693 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000185693 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000185693 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[9]
C000185693 [Member] | Equity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000185693 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000185693 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000185693 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000185693 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000185693 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000185693 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185693 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000185693 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000009932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000009932 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%	[10]
C000009932 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[10]
C000009932 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[10]
C000009932 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[10]
C000009932 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[10]
C000009932 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[10]
C000009932 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10],[11]
C000009932 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[10]
C000009934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000009934 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%	[12]
C000009934 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[12]
C000009934 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[12]
C000009934 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[12]
C000009934 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[12]
C000009934 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[12]
C000009934 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12],[13]
C000009934 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[12]
C000035170 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000035170 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%	[14]
C000035170 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[14]
C000035170 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[14]
C000035170 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[14]
C000035170 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[14]
C000035170 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[14]
C000035170 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14],[15]
C000035170 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[14]
C000040933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000040933 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%	[16]
C000040933 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[16]
C000040933 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[16]
C000040933 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[16]
C000040933 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[16]
C000040933 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[16]
C000040933 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16],[17]
C000040933 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[16]
C000040934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
C000040934 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%	[18]
C000040934 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[18]
C000040934 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[18]
C000040934 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[18]
C000040934 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[18]
C000040934 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[18]
C000040934 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18],[19]
C000040934 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[18]
C000040935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[20]
C000040935 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%	[20]
C000040935 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[20]
C000040935 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[20]
C000040935 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[20]
C000040935 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[20]
C000040935 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[20]
C000040935 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20],[21]
C000040935 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[20]
C000211746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[22]
C000211746 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%	[22]
C000211746 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[22]
C000211746 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[22]
C000211746 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[22]
C000211746 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[22]
C000211746 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[22]
C000211746 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22],[23]
C000211746 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[22]
C000009935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[24]
C000009935 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%	[24]
C000009935 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[24]
C000009935 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[24]
C000009935 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[24]
C000009935 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[24]
C000009935 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[24]
C000009935 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24],[25]
C000009935 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[24]
C000185697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
C000185697 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%	[26]
C000185697 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[26]
C000185697 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[26]
C000185697 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[26]
C000185697 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[26]
C000185697 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[26]
C000185697 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26],[27]
C000185697 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[26]
C000009944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009944 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009944 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000009944 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000009944 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000009946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009946 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009946 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000009946 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000009946 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000035171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035171 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035171 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000035171 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000035171 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000040939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040939 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040939 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000040939 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000040939 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000040940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040940 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040940 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000040940 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000040940 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000040941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040941 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040941 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000040941 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000040941 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000185699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185699 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185699 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000185699 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000185699 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000009977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[28]
C000009977 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[28]
C000009977 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[28]
C000009977 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[28]
C000009977 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[28]
C000009977 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[28]
C000009977 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[28]
C000009977 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[28]
C000009977 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%	[28]
C000009977 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[28]
C000009977 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[28]
C000009977 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[28]
C000009977 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[28]
C000009977 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[28]
C000009979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[29]
C000009979 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[29]
C000009979 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[29]
C000009979 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[29]
C000009979 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[29]
C000009979 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[29]
C000009979 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[29]
C000009979 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[29]
C000009979 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%	[29]
C000009979 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[29]
C000009979 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[29]
C000009979 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[29]
C000009979 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[29]
C000009979 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[29]
C000074606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[30]
C000074606 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[30]
C000074606 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[30]
C000074606 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[30]
C000074606 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[30]
C000074606 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[30]
C000074606 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[30]
C000074606 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[30]
C000074606 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%	[30]
C000074606 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[30]
C000074606 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[30]
C000074606 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[30]
C000074606 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[30]
C000074606 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[30]
C000077363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[31]
C000077363 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[31]
C000077363 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[31]
C000077363 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[31]
C000077363 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[31]
C000077363 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[31]
C000077363 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[31]
C000077363 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[31]
C000077363 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%	[31]
C000077363 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[31]
C000077363 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[31]
C000077363 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[31]
C000077363 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[31]
C000077363 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[31]
C000077364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[32]
C000077364 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[32]
C000077364 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[32]
C000077364 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[32]
C000077364 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[32]
C000077364 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[32]
C000077364 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[32]
C000077364 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[32]
C000077364 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%	[32]
C000077364 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[32]
C000077364 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[32]
C000077364 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[32]
C000077364 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[32]
C000077364 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[32]
C000077365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[33]
C000077365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[33]
C000077365 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[33]
C000077365 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[33]
C000077365 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[33]
C000077365 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[33]
C000077365 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[33]
C000077365 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[33]
C000077365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%	[33]
C000077365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[33]
C000077365 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[33]
C000077365 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[33]
C000077365 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[33]
C000077365 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[33]
C000148293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[34]
C000148293 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[34]
C000148293 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[34]
C000148293 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[34]
C000148293 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[34]
C000148293 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[34]
C000148293 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[34]
C000148293 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[34]
C000148293 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%	[34]
C000148293 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[34]
C000148293 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[34]
C000148293 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[34]
C000148293 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[34]
C000148293 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[34]
C000009980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[35]
C000009980 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[35]
C000009980 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[35]
C000009980 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[35]
C000009980 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[35]
C000009980 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[35]
C000009980 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[35]
C000009980 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[35]
C000009980 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%	[35]
C000009980 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[35]
C000009980 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[35]
C000009980 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[35]
C000009980 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[35]
C000009980 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[35]
C000185713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[36]
C000185713 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[36]
C000185713 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[36]
C000185713 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[36]
C000185713 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[36]
C000185713 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[36]
C000185713 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[36]
C000185713 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[36]
C000185713 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%	[36]
C000185713 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[36]
C000185713 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[36]
C000185713 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[36]
C000185713 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[36]
C000185713 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[36]
C000009981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[37]
C000009981 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[37]
C000009981 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[37]
C000009981 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[37]
C000009981 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[37]
C000009981 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[37]
C000009981 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[37]
C000009981 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[37]
C000009981 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[37]
C000009981 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[37]
C000009981 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[37]
C000009981 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[37]
C000009981 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[37]
C000009981 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[37]
C000009983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[38]
C000009983 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[38]
C000009983 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[38]
C000009983 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[38]
C000009983 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[38]
C000009983 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[38]
C000009983 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[38]
C000009983 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[38]
C000009983 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[38]
C000009983 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[38]
C000009983 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[38]
C000009983 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[38]
C000009983 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[38]
C000009983 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[38]
C000089745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[39]
C000089745 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[39]
C000089745 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[39]
C000089745 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[39]
C000089745 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[39]
C000089745 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[39]
C000089745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[39]
C000089745 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[39]
C000089745 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[39]
C000089745 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[39]
C000089745 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[39]
C000089745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[39]
C000089745 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[39]
C000089745 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[39]
C000089746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[40]
C000089746 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[40]
C000089746 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[40]
C000089746 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[40]
C000089746 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[40]
C000089746 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[40]
C000089746 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[40]
C000089746 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[40]
C000089746 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[40]
C000089746 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[40]
C000089746 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[40]
C000089746 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[40]
C000089746 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[40]
C000089746 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[40]
C000089743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[41]
C000089743 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[41]
C000089743 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[41]
C000089743 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[41]
C000089743 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[41]
C000089743 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[41]
C000089743 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[41]
C000089743 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[41]
C000089743 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[41]
C000089743 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[41]
C000089743 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[41]
C000089743 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[41]
C000089743 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[41]
C000089743 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[41]
C000089744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[42]
C000089744 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[42]
C000089744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[42]
C000089744 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[42]
C000089744 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[42]
C000089744 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[42]
C000089744 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[42]
C000089744 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[42]
C000089744 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[42]
C000089744 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[42]
C000089744 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[42]
C000089744 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[42]
C000089744 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[42]
C000089744 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[42]
C000237833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[43]
C000237833 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[43]
C000237833 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[43]
C000237833 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[43]
C000237833 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[43]
C000237833 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[43]
C000237833 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[43]
C000237833 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[43]
C000237833 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[43]
C000237833 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[43]
C000237833 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[43]
C000237833 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[43]
C000237833 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[43]
C000237833 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[43]
C000009984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[44]
C000009984 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[44]
C000009984 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[44]
C000009984 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[44]
C000009984 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[44]
C000009984 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[44]
C000009984 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[44]
C000009984 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[44]
C000009984 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[44]
C000009984 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[44]
C000009984 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[44]
C000009984 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[44]
C000009984 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[44]
C000009984 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[44]
C000185715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[45]
C000185715 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[45]
C000185715 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[45]
C000185715 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[45]
C000185715 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[45]
C000185715 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[45]
C000185715 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[45]
C000185715 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[45]
C000185715 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[45]
C000185715 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[45]
C000185715 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[45]
C000185715 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[45]
C000185715 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[45]
C000185715 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[45]
C000009993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[46]
C000009993 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[46]
C000009993 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%	[46]
C000009993 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[46]
C000009993 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[46]
C000009993 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[46]
C000009993 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[46]
C000009993 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[46]
C000009993 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[46]
C000009993 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[46]
C000009993 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[46]
C000009993 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[46]
C000009993 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[46]
C000009993 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[46]
C000009995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[47]
C000009995 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[47]
C000009995 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%	[47]
C000009995 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[47]
C000009995 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[47]
C000009995 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[47]
C000009995 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[47]
C000009995 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[47]
C000009995 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[47]
C000009995 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[47]
C000009995 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[47]
C000009995 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[47]
C000009995 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[47]
C000009995 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[47]
C000155858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[48]
C000155858 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[48]
C000155858 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%	[48]
C000155858 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[48]
C000155858 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[48]
C000155858 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[48]
C000155858 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[48]
C000155858 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[48]
C000155858 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[48]
C000155858 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[48]
C000155858 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[48]
C000155858 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[48]
C000155858 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[48]
C000155858 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[48]
C000105487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[49]
C000105487 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[49]
C000105487 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%	[49]
C000105487 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[49]
C000105487 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[49]
C000105487 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[49]
C000105487 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[49]
C000105487 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[49]
C000105487 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[49]
C000105487 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[49]
C000105487 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[49]
C000105487 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[49]
C000105487 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[49]
C000105487 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[49]
C000105488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[50]
C000105488 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[50]
C000105488 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%	[50]
C000105488 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[50]
C000105488 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[50]
C000105488 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[50]
C000105488 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[50]
C000105488 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[50]
C000105488 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[50]
C000105488 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[50]
C000105488 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[50]
C000105488 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[50]
C000105488 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[50]
C000105488 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[50]
C000105489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[51]
C000105489 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[51]
C000105489 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%	[51]
C000105489 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[51]
C000105489 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[51]
C000105489 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[51]
C000105489 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[51]
C000105489 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[51]
C000105489 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[51]
C000105489 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[51]
C000105489 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[51]
C000105489 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[51]
C000105489 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[51]
C000105489 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[51]
C000200565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[52]
C000200565 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[52]
C000200565 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%	[52]
C000200565 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[52]
C000200565 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[52]
C000200565 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[52]
C000200565 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[52]
C000200565 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[52]
C000200565 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[52]
C000200565 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[52]
C000200565 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[52]
C000200565 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[52]
C000200565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[52]
C000200565 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[52]
C000009996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[53]
C000009996 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[53]
C000009996 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%	[53]
C000009996 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[53]
C000009996 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[53]
C000009996 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[53]
C000009996 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[53]
C000009996 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[53]
C000009996 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[53]
C000009996 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[53]
C000009996 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[53]
C000009996 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[53]
C000009996 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[53]
C000009996 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[53]
C000185717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[54]
C000185717 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[54]
C000185717 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%	[54]
C000185717 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[54]
C000185717 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[54]
C000185717 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[54]
C000185717 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[54]
C000185717 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[54]
C000185717 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[54]
C000185717 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[54]
C000185717 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[54]
C000185717 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[54]
C000185717 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[54]
C000185717 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[54]
C000009997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009997 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009997 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000009997 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000009997 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000009999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009999 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009999 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000009999 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000009999 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000035176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035176 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000035176 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000035176 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000035176 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000040966 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040966 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040966 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000040966 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000040966 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000040967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040967 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040967 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000040967 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000040967 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000040968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040968 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040968 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000040968 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000040968 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000185719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185719 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185719 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000185719 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000185719 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000010012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[55]
C000010012 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[55]
C000010012 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[55]
C000010012 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[55]
C000010012 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[55]
C000010012 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[55]
C000010012 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[55]
C000010012 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[55]
C000010012 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[55]
C000010012 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[55]
C000010012 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[55]
C000010012 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[55]
C000010012 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[55]
C000010014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[56]
C000010014 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[56]
C000010014 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[56]
C000010014 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[56]
C000010014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[56]
C000010014 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[56]
C000010014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[56]
C000010014 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[56]
C000010014 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[56]
C000010014 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[56]
C000010014 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[56]
C000010014 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[56]
C000010014 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[56]
C000035177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[57]
C000035177 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[57]
C000035177 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[57]
C000035177 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[57]
C000035177 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[57]
C000035177 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[57]
C000035177 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[57]
C000035177 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[57]
C000035177 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[57]
C000035177 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[57]
C000035177 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[57]
C000035177 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[57]
C000035177 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[57]
C000040969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[58]
C000040969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[58]
C000040969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[58]
C000040969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[58]
C000040969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[58]
C000040969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[58]
C000040969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[58]
C000040969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[58]
C000040969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[58]
C000040969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[58]
C000040969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[58]
C000040969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[58]
C000040969 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[58]
C000040970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[59]
C000040970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[59]
C000040970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[59]
C000040970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[59]
C000040970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[59]
C000040970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[59]
C000040970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[59]
C000040970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[59]
C000040970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[59]
C000040970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[59]
C000040970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[59]
C000040970 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[59]
C000040970 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[59]
C000040971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[60]
C000040971 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[60]
C000040971 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[60]
C000040971 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[60]
C000040971 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[60]
C000040971 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[60]
C000040971 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[60]
C000040971 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[60]
C000040971 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[60]
C000040971 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[60]
C000040971 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[60]
C000040971 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[60]
C000040971 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[60]
C000148294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[61]
C000148294 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[61]
C000148294 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[61]
C000148294 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[61]
C000148294 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[61]
C000148294 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[61]
C000148294 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[61]
C000148294 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[61]
C000148294 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[61]
C000148294 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[61]
C000148294 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[61]
C000148294 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[61]
C000148294 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[61]
C000010015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[62]
C000010015 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[62]
C000010015 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[62]
C000010015 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[62]
C000010015 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[62]
C000010015 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[62]
C000010015 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[62]
C000010015 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[62]
C000010015 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[62]
C000010015 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[62]
C000010015 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[62]
C000010015 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[62]
C000010015 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[62]
C000185723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[63]
C000185723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[63]
C000185723 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[63]
C000185723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[63]
C000185723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[63]
C000185723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[63]
C000185723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[63]
C000185723 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[63]
C000185723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[63]
C000185723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[63]
C000185723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[63]
C000185723 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[63]
C000185723 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[63]
C000010038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[64]
C000010038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[64]
C000010038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[64]
C000010038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[64]
C000010038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[64]
C000010038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[64]
C000010038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[64]
C000010038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[64]
C000010038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[64]
C000010038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[64]
C000010038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[64]
C000010038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[64]
C000010038 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[64]
C000010038 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[64]
C000010040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[65]
C000010040 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[65]
C000010040 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[65]
C000010040 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[65]
C000010040 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[65]
C000010040 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[65]
C000010040 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[65]
C000010040 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[65]
C000010040 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[65]
C000010040 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[65]
C000010040 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[65]
C000010040 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[65]
C000010040 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[65]
C000010040 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[65]
C000035178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[66]
C000035178 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[66]
C000035178 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[66]
C000035178 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[66]
C000035178 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[66]
C000035178 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[66]
C000035178 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[66]
C000035178 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[66]
C000035178 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[66]
C000035178 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[66]
C000035178 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[66]
C000035178 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[66]
C000035178 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[66]
C000035178 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[66]
C000040984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[67]
C000040984 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[67]
C000040984 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[67]
C000040984 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[67]
C000040984 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[67]
C000040984 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[67]
C000040984 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[67]
C000040984 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[67]
C000040984 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[67]
C000040984 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[67]
C000040984 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[67]
C000040984 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[67]
C000040984 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[67]
C000040984 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[67]
C000040985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[68]
C000040985 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[68]
C000040985 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[68]
C000040985 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[68]
C000040985 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[68]
C000040985 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[68]
C000040985 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[68]
C000040985 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[68]
C000040985 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[68]
C000040985 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[68]
C000040985 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[68]
C000040985 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[68]
C000040985 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[68]
C000040985 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[68]
C000040986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[69]
C000040986 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[69]
C000040986 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[69]
C000040986 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[69]
C000040986 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[69]
C000040986 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[69]
C000040986 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[69]
C000040986 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[69]
C000040986 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[69]
C000040986 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[69]
C000040986 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[69]
C000040986 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[69]
C000040986 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[69]
C000040986 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[69]
C000148295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[70]
C000148295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[70]
C000148295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[70]
C000148295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[70]
C000148295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[70]
C000148295 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[70]
C000148295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[70]
C000148295 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[70]
C000148295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[70]
C000148295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[70]
C000148295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[70]
C000148295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[70]
C000148295 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[70]
C000148295 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[70]
C000010041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[71]
C000010041 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[71]
C000010041 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[71]
C000010041 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[71]
C000010041 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[71]
C000010041 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[71]
C000010041 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[71]
C000010041 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[71]
C000010041 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[71]
C000010041 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[71]
C000010041 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[71]
C000010041 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[71]
C000010041 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[71]
C000010041 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[71]
C000185725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[72]
C000185725 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[72]
C000185725 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[72]
C000185725 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[72]
C000185725 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[72]
C000185725 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[72]
C000185725 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[72]
C000185725 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[72]
C000185725 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[72]
C000185725 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[72]
C000185725 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[72]
C000185725 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[72]
C000185725 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[72]
C000185725 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[72]
C000010054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010054 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010054 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000010054 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000010054 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000010056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010056 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010056 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000010056 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000010056 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000035181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035181 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000035181 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000035181 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000035181 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000040996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040996 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000040996 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000040996 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000040996 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000040997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040997 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000040997 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000040997 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000040997 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000040998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040998 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000040998 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000040998 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000040998 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000249771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249771 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000249771 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000249771 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000249771 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000185731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185731 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000185731 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000185731 [Member] | International Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000185731 [Member] | Taxable Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000010057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[73]
C000010057 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[73]
C000010057 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[73]
C000010057 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[73]
C000010057 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[73]
C000010057 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[73]
C000010057 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[73]
C000010057 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[73]
C000010057 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[73]
C000010057 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[73]
C000010057 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[73]
C000010057 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[73]
C000010057 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[73]
C000010057 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[73]
C000010059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[74]
C000010059 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[74]
C000010059 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[74]
C000010059 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[74]
C000010059 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[74]
C000010059 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[74]
C000010059 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[74]
C000010059 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[74]
C000010059 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[74]
C000010059 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[74]
C000010059 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[74]
C000010059 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[74]
C000010059 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[74]
C000010059 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[74]
C000155859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[75]
C000155859 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[75]
C000155859 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[75]
C000155859 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[75]
C000155859 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[75]
C000155859 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[75]
C000155859 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[75]
C000155859 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[75]
C000155859 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[75]
C000155859 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[75]
C000155859 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[75]
C000155859 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[75]
C000155859 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[75]
C000155859 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[75]
C000040999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[76]
C000040999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[76]
C000040999 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[76]
C000040999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[76]
C000040999 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[76]
C000040999 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[76]
C000040999 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[76]
C000040999 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[76]
C000040999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[76]
C000040999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[76]
C000040999 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[76]
C000040999 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[76]
C000040999 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[76]
C000040999 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[76]
C000041000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[77]
C000041000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[77]
C000041000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[77]
C000041000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[77]
C000041000 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[77]
C000041000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[77]
C000041000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[77]
C000041000 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[77]
C000041000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[77]
C000041000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[77]
C000041000 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[77]
C000041000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[77]
C000041000 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[77]
C000041000 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[77]
C000041001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[78]
C000041001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[78]
C000041001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[78]
C000041001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[78]
C000041001 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[78]
C000041001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[78]
C000041001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[78]
C000041001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[78]
C000041001 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[78]
C000041001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[78]
C000041001 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[78]
C000041001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[78]
C000041001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[78]
C000041001 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[78]
C000155860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[79]
C000155860 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[79]
C000155860 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[79]
C000155860 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[79]
C000155860 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[79]
C000155860 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[79]
C000155860 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[79]
C000155860 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[79]
C000155860 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[79]
C000155860 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[79]
C000155860 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[79]
C000155860 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[79]
C000155860 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[79]
C000155860 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[79]
C000010060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[80]
C000010060 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[80]
C000010060 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[80]
C000010060 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[80]
C000010060 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[80]
C000010060 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[80]
C000010060 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[80]
C000010060 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[80]
C000010060 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[80]
C000010060 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[80]
C000010060 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[80]
C000010060 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[80]
C000010060 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[80]
C000010060 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[80]
C000179839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[81]
C000179839 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[81]
C000179839 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[81]
C000179839 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[81]
C000179839 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[81]
C000179839 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[81]
C000179839 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[81]
C000179839 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[81]
C000179839 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[81]
C000179839 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[81]
C000179839 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[81]
C000179839 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[81]
C000179839 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[81]
C000179839 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[81]
C000010061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[82]
C000010061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[82]
C000010061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[82]
C000010061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[82]
C000010061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[82]
C000010061 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[82]
C000010061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[82]
C000010061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[82]
C000010061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[82]
C000010061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[82]
C000010061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[82]
C000010061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[82]
C000010061 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[82]
C000010061 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[82]
C000010063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[83]
C000010063 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[83]
C000010063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[83]
C000010063 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[83]
C000010063 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[83]
C000010063 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[83]
C000010063 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[83]
C000010063 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[83]
C000010063 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[83]
C000010063 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[83]
C000010063 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[83]
C000010063 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[83]
C000010063 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[83]
C000010063 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[83]
C000035182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[84]
C000035182 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[84]
C000035182 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[84]
C000035182 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[84]
C000035182 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[84]
C000035182 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[84]
C000035182 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[84]
C000035182 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[84]
C000035182 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[84]
C000035182 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[84]
C000035182 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[84]
C000035182 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[84]
C000035182 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[84]
C000035182 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[84]
C000041002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[85]
C000041002 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[85]
C000041002 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[85]
C000041002 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[85]
C000041002 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[85]
C000041002 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[85]
C000041002 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[85]
C000041002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[85]
C000041002 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[85]
C000041002 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[85]
C000041002 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[85]
C000041002 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[85]
C000041002 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[85]
C000041002 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[85]
C000041003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[86]
C000041003 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[86]
C000041003 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[86]
C000041003 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[86]
C000041003 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[86]
C000041003 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[86]
C000041003 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[86]
C000041003 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[86]
C000041003 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[86]
C000041003 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[86]
C000041003 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[86]
C000041003 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[86]
C000041003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[86]
C000041003 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[86]
C000041004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[87]
C000041004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[87]
C000041004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[87]
C000041004 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[87]
C000041004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[87]
C000041004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[87]
C000041004 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[87]
C000041004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[87]
C000041004 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[87]
C000041004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[87]
C000041004 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[87]
C000041004 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[87]
C000041004 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[87]
C000041004 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[87]
C000148297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[88]
C000148297 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[88]
C000148297 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[88]
C000148297 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[88]
C000148297 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[88]
C000148297 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[88]
C000148297 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[88]
C000148297 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[88]
C000148297 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[88]
C000148297 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[88]
C000148297 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[88]
C000148297 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[88]
C000148297 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[88]
C000148297 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[88]
C000010064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[89]
C000010064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[89]
C000010064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[89]
C000010064 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[89]
C000010064 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[89]
C000010064 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[89]
C000010064 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[89]
C000010064 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[89]
C000010064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[89]
C000010064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[89]
C000010064 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[89]
C000010064 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[89]
C000010064 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[89]
C000010064 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[89]
C000185733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[90]
C000185733 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[90]
C000185733 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[90]
C000185733 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[90]
C000185733 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[90]
C000185733 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[90]
C000185733 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[90]
C000185733 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[90]
C000185733 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[90]
C000185733 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[90]
C000185733 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[90]
C000185733 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[90]
C000185733 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[90]
C000185733 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[90]
C000010065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[91]
C000010065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[91]
C000010065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[91]
C000010065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[91]
C000010065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[91]
C000010065 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[91]
C000010065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[91]
C000010065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[91]
C000010065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[91]
C000010065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[91]
C000010065 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[91]
C000010065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[91]
C000010065 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[91]
C000010065 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[91]
C000010067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[92]
C000010067 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[92]
C000010067 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[92]
C000010067 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[92]
C000010067 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[92]
C000010067 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[92]
C000010067 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[92]
C000010067 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[92]
C000010067 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[92]
C000010067 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[92]
C000010067 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[92]
C000010067 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[92]
C000010067 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[92]
C000010067 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[92]
C000035183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[93]
C000035183 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[93]
C000035183 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[93]
C000035183 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[93]
C000035183 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[93]
C000035183 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[93]
C000035183 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[93]
C000035183 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[93]
C000035183 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[93]
C000035183 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[93]
C000035183 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[93]
C000035183 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[93]
C000035183 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[93]
C000035183 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[93]
C000041005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[94]
C000041005 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[94]
C000041005 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[94]
C000041005 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[94]
C000041005 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[94]
C000041005 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[94]
C000041005 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[94]
C000041005 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[94]
C000041005 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[94]
C000041005 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[94]
C000041005 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[94]
C000041005 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[94]
C000041005 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[94]
C000041005 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[94]
C000041006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[95]
C000041006 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[95]
C000041006 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[95]
C000041006 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[95]
C000041006 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[95]
C000041006 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[95]
C000041006 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[95]
C000041006 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[95]
C000041006 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[95]
C000041006 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[95]
C000041006 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[95]
C000041006 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[95]
C000041006 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[95]
C000041006 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[95]
C000041007 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[96]
C000041007 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[96]
C000041007 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[96]
C000041007 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[96]
C000041007 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[96]
C000041007 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[96]
C000041007 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[96]
C000041007 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[96]
C000041007 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[96]
C000041007 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[96]
C000041007 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[96]
C000041007 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[96]
C000041007 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[96]
C000041007 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[96]
C000148298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[97]
C000148298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[97]
C000148298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[97]
C000148298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[97]
C000148298 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[97]
C000148298 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[97]
C000148298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[97]
C000148298 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[97]
C000148298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[97]
C000148298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[97]
C000148298 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[97]
C000148298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[97]
C000148298 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[97]
C000148298 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[97]
C000010068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[98]
C000010068 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[98]
C000010068 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[98]
C000010068 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[98]
C000010068 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[98]
C000010068 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[98]
C000010068 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[98]
C000010068 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[98]
C000010068 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[98]
C000010068 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[98]
C000010068 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[98]
C000010068 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[98]
C000010068 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[98]
C000010068 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[98]
C000185735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[99]
C000185735 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[99]
C000185735 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[99]
C000185735 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[99]
C000185735 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[99]
C000185735 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[99]
C000185735 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[99]
C000185735 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[99]
C000185735 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[99]
C000185735 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[99]
C000185735 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[99]
C000185735 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[99]
C000185735 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[99]
C000185735 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[99]
C000034969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000034969 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000034969 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000034969 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034969 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034969 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034969 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034969 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034969 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034969 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000034971 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000034971 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000034971 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034971 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034971 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034971 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034971 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034971 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034971 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034971 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000085296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000085296 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000085296 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000085296 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085296 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000085296 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000085296 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085296 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085296 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000085296 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085296 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089747 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000089747 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000089747 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089747 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089747 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089747 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089747 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089747 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089747 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089747 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089748 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000089748 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000089748 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089748 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089748 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089748 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089748 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089748 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089748 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089748 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089749 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000089749 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000089749 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089749 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089749 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089749 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089749 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089749 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089749 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089749 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000148299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000148299 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000148299 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000148299 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000148299 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000148299 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000148299 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148299 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000148299 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000148299 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148299 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000034972 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000034972 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000034972 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034972 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034972 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034972 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034972 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034972 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034972 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034972 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000185737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185737 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000185737 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000185737 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185737 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185737 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000185737 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000185737 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185737 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185737 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000185737 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000048992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048992 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000048992 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000048992 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000048994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048994 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000048994 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000048994 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000059904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000059904 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000059904 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000059904 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000068458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000068458 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000068458 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000068458 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000068459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000068459 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000068459 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000068459 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000068460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000068460 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000068460 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000068460 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000185739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185739 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185739 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000185739 [Member] | Taxable Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000089178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089178 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000089178 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089178 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000089178 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089178 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089178 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089179 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000089179 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089179 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000089179 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089179 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089179 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089173 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000089173 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089173 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000089173 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089173 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089173 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089174 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000089174 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089174 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000089174 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089174 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089174 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089175 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000089175 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089175 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000089175 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089175 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089175 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089176 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000089176 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089176 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000089176 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089176 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089176 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236153 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000236153 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236153 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000236153 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236153 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000236153 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089177 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000089177 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089177 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000089177 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089177 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089177 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185751 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000185751 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000185751 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000185751 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000185751 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185751 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[2]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[3]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[4]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[5]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[6]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[7]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[8]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[9]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[10]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[11]	Percentage rounds to zero.
[12]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[13]	Percentage rounds to zero.
[14]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[15]	Percentage rounds to zero.
[16]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[17]	Percentage rounds to zero.
[18]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[19]	Percentage rounds to zero.
[20]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[21]	Percentage rounds to zero.
[22]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[23]	Percentage rounds to zero.
[24]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[25]	Percentage rounds to zero.
[26]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[27]	Percentage rounds to zero.
[28]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[29]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[30]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[31]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[32]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[33]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[34]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[35]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[36]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[37]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[38]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[39]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[40]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[41]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[42]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[43]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[44]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[45]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[46]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[47]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[48]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[49]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[50]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[51]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[52]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[53]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[54]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[55]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[56]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[57]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[58]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[59]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[60]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[61]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[62]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[63]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[64]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[65]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[66]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[67]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[68]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[69]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[70]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[71]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[72]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[73]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[74]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[75]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[76]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[77]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[78]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[79]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[80]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[81]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[82]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[83]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[84]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[85]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[86]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[87]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[88]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[89]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[90]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[91]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[92]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[93]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[94]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[95]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[96]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[97]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[98]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[99]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.